TRADE AND OTHER PAYABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Accrued liabilities to contracted licence payments	$ 1,307	$ 1,207